UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07489
                                                     ---------

                      OPPENHEIMER INTERNATIONAL GROWTH FUND
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------

                      Date of reporting period: 05/31/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Japan                                                                      15.0%
--------------------------------------------------------------------------------
United Kingdom                                                             14.2
--------------------------------------------------------------------------------
United States                                                              11.2
--------------------------------------------------------------------------------
France                                                                     10.5
--------------------------------------------------------------------------------
Switzerland                                                                 9.1
--------------------------------------------------------------------------------
Germany                                                                     6.9
--------------------------------------------------------------------------------
Australia                                                                   4.3
--------------------------------------------------------------------------------
The Netherlands                                                             3.8
--------------------------------------------------------------------------------
Denmark                                                                     3.7
--------------------------------------------------------------------------------
Italy                                                                       3.2

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2007, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
William Demant Holding AS                                                   2.5%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                   2.0
--------------------------------------------------------------------------------
Capita Group plc                                                            2.0
--------------------------------------------------------------------------------
NicOx SA                                                                    2.0
--------------------------------------------------------------------------------
ABB Ltd.                                                                    1.9
--------------------------------------------------------------------------------
Aalberts Industries NV                                                      1.8
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                                      1.7
--------------------------------------------------------------------------------
Continental AG                                                              1.7
--------------------------------------------------------------------------------
Tandberg ASA                                                                1.6
--------------------------------------------------------------------------------
Yahoo! Japan Corp.                                                          1.4

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2007, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------


                   10 | OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------

REGIONAL ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Europe                          60.2%
Asia                            23.6
United States/Canada            11.3
Latin America                    3.2
Middle East/Africa               1.7

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                   11 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year), and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to certain institutional investors under special agreement with the distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   12 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                   13 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          BEGINNING   ENDING      EXPENSES
                                          ACCOUNT     ACCOUNT     PAID DURING
                                          VALUE       VALUE       6 MONTHS ENDED
                                          (12/1/06)   (5/31/07)   MAY 31, 2007
--------------------------------------------------------------------------------
Class A Actual                            $1,000.00   $1,172.10   $ 6.63
--------------------------------------------------------------------------------
Class A Hypothetical                       1,000.00    1,018.85     6.16
--------------------------------------------------------------------------------
Class B Actual                             1,000.00    1,167.80    10.86
--------------------------------------------------------------------------------
Class B Hypothetical                       1,000.00    1,014.96    10.10
--------------------------------------------------------------------------------
Class C Actual                             1,000.00    1,167.70    10.64
--------------------------------------------------------------------------------
Class C Hypothetical                       1,000.00    1,015.16     9.90
--------------------------------------------------------------------------------
Class N Actual                             1,000.00    1,170.00     8.52
--------------------------------------------------------------------------------
Class N Hypothetical                       1,000.00    1,017.10     7.93
--------------------------------------------------------------------------------
Class Y Actual                             1,000.00    1,174.80     4.13
--------------------------------------------------------------------------------
Class Y Hypothetical                       1,000.00    1,021.14     3.84

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended May 31, 2007 are as follows:

CLASS               EXPENSE RATIOS
----------------------------------
Class A                 1.22%
----------------------------------
Class B                 2.00
----------------------------------
Class C                 1.96
----------------------------------
Class N                 1.57
----------------------------------
Class Y                 0.76

The expense ratios reflect reduction to custodian fees and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                   14 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  May 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--95.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.7%
Continental AG                                       283,518    $    40,018,082
--------------------------------------------------------------------------------
AUTOMOBILES--3.2%
Bayerische Motoren
Werke AG 1                                           295,061         19,704,083
--------------------------------------------------------------------------------
Ducati Motor
Holding SpA 2                                      5,697,700         12,113,142
--------------------------------------------------------------------------------
Honda Motor Co.                                      333,846         11,802,309
--------------------------------------------------------------------------------
Porsche AG,
Preference                                             7,587         13,414,225
--------------------------------------------------------------------------------
Toyota Motor Corp.                                   321,565         19,374,893
                                                                ----------------
                                                                     76,408,652

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.1%
Carnival Corp.                                       322,960         16,290,102
--------------------------------------------------------------------------------
William Hill plc                                     751,622          9,406,065
                                                                ----------------
                                                                     25,696,167

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.9%
Daito Trust
Construction Co. Ltd.                                295,287         15,649,968
--------------------------------------------------------------------------------
Groupe SEB SA 1                                      112,181         21,056,862
--------------------------------------------------------------------------------
Koninklijke (Royal)
Philips Electronics NV                               212,310          9,027,296
--------------------------------------------------------------------------------
Sony Corp.                                           409,645         23,595,821
                                                                ----------------
                                                                     69,329,947

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Enix Corp.                                           190,620          5,000,203
--------------------------------------------------------------------------------
MEDIA--4.1%
British Sky Broadcasting
Group plc                                            722,509          9,442,318
--------------------------------------------------------------------------------
Dish TV India Ltd. 2                                 949,095          3,143,782
--------------------------------------------------------------------------------
Gestevision Telecinco SA                             122,918          3,622,094
--------------------------------------------------------------------------------
Grupo Televisa SA,
Sponsored GDR                                        544,340         15,666,105
--------------------------------------------------------------------------------
Mediaset SpA 1                                     2,617,725         28,072,590
--------------------------------------------------------------------------------
Publishing &
Broadcasting Ltd.                                    250,513          4,501,376

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Societe Television
Francaise 1                                          166,956    $     5,939,688
--------------------------------------------------------------------------------
Vivendi SA                                           335,187         14,603,742
--------------------------------------------------------------------------------
Wire & Wireless
India Ltd. 2                                         825,300          1,513,749
--------------------------------------------------------------------------------
Zee Entertainment
Enterprises Ltd.                                   1,650,600         12,749,925
--------------------------------------------------------------------------------
Zee News Ltd. 2                                      746,236            875,709
                                                                ----------------
                                                                    100,131,078

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Next plc                                             470,248         20,569,043
--------------------------------------------------------------------------------
Pinault-Printemps-
Redoute SA 1                                          62,530         11,414,066
                                                                ----------------
                                                                     31,983,109

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.5%
Carphone Warehouse
plc (The)                                          2,462,330         14,651,502
--------------------------------------------------------------------------------
H&M Hennes &
Mauritz AB, Cl. B 1                                  377,885         23,920,229
--------------------------------------------------------------------------------
Industria de Diseno
Textil SA                                            367,440         23,192,737
                                                                ----------------
                                                                     61,764,468

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.7%
Burberry Group plc                                   103,229          1,397,113
--------------------------------------------------------------------------------
Compagnie Financiere
Richemont AG, A
Shares                                               196,612         12,095,619
--------------------------------------------------------------------------------
Luxottica Group SpA 1                                554,250         19,457,181
--------------------------------------------------------------------------------
Puma AG                                               42,029         18,775,317
--------------------------------------------------------------------------------
Swatch Group AG
(The), Cl. B                                          51,425         14,737,243
                                                                ----------------
                                                                     66,462,473

--------------------------------------------------------------------------------
CONSUMER STAPLES--5.2%
--------------------------------------------------------------------------------
BEVERAGES--1.9%
Carlsberg AS, Cl. B                                  112,100         13,608,006
--------------------------------------------------------------------------------
Foster's Group Ltd.                                  652,896          3,438,400
--------------------------------------------------------------------------------
Heineken NV                                          169,995          9,904,309


                   15 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BEVERAGES Continued
Pernod-Ricard SA                                      87,686    $    19,265,931
                                                                ----------------
                                                                     46,216,646

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
William Morrison
Supermarkets plc                                     998,639          6,214,057
--------------------------------------------------------------------------------
Woolworths Ltd.                                      378,487          8,621,779
                                                                ----------------
                                                                     14,835,836

--------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
Barry Callebaut AG 2                                  33,982         27,772,683
--------------------------------------------------------------------------------
Cadbury Schweppes
plc                                                  597,216          8,402,082
--------------------------------------------------------------------------------
Koninklijke Numico NV                                 91,249          4,541,639
--------------------------------------------------------------------------------
Nestle SA                                             21,172          8,245,464
                                                                ----------------
                                                                     48,961,868

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
L'Oreal SA                                           135,763         16,130,294
--------------------------------------------------------------------------------
ENERGY--3.9%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.3%
Technip SA                                           424,872         32,957,751
--------------------------------------------------------------------------------
OIL & GAS--2.6%
BG Group plc                                       1,158,427         17,708,321
--------------------------------------------------------------------------------
BP plc, ADR                                          198,495         13,301,150
--------------------------------------------------------------------------------
Total SA                                             285,044         21,478,308
--------------------------------------------------------------------------------
Tsakos Energy
Navigation Ltd.                                      156,375         10,051,785
                                                                ----------------
                                                                     62,539,564

--------------------------------------------------------------------------------
FINANCIALS--16.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.3%
3i Group plc                                         653,433         15,707,648
--------------------------------------------------------------------------------
Credit Suisse Group                                  143,645         10,924,667
--------------------------------------------------------------------------------
Mediobanca SpA                                       330,530          7,587,349
--------------------------------------------------------------------------------
MLP AG 1                                             198,430          4,544,300
--------------------------------------------------------------------------------
New CST plc                                        2,375,422         23,282,917
--------------------------------------------------------------------------------
UBS AG                                               264,865         17,278,505
                                                                ----------------
                                                                     79,325,386

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.0%
Anglo Irish
Bank Corp.                                         1,717,368    $    40,323,567
--------------------------------------------------------------------------------
Commerzbank AG 1                                     226,884         11,130,654
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                        491,390         23,365,595
--------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                               1,592,600         10,294,397
--------------------------------------------------------------------------------
Mitsubishi UFJ
Financial Group, Inc.                                  2,260         25,998,357
--------------------------------------------------------------------------------
Royal Bank of
Scotland Group plc (The)                           1,964,817         24,413,343
--------------------------------------------------------------------------------
Societe Generale, Cl. A                              102,223         19,915,322
--------------------------------------------------------------------------------
UniCredito Italiano SpA 3                            991,085          9,301,549
--------------------------------------------------------------------------------
UniCredito Italiano SpA 1,3                          533,395          5,031,148
                                                                ----------------
                                                                    169,773,932

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
Credit Saison Co. Ltd.                               406,100         11,598,525
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
Collins Stewart
Tullett plc                                        2,682,982         12,484,669
--------------------------------------------------------------------------------
INSURANCE--2.1%
Allianz SE                                            64,450         14,277,706
--------------------------------------------------------------------------------
AMP Ltd.                                           1,073,219          8,984,519
--------------------------------------------------------------------------------
Prudential plc                                       621,158          9,304,701
--------------------------------------------------------------------------------
QBE Insurance
Group Ltd.                                           690,500         17,850,562
                                                                ----------------
                                                                     50,417,488

--------------------------------------------------------------------------------
REAL ESTATE--1.2%
DIC Asset AG 1,2                                     384,147         16,168,299
--------------------------------------------------------------------------------
Solidere, GDR 4                                      785,925         13,164,244
                                                                ----------------
                                                                     29,332,543

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.1%
Sumitomo Realty &
Development Co. Ltd.                                 722,700         27,316,516
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Housing Development
Finance Corp. Ltd.                                   263,200         12,202,939


                   16 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--12.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.8%
CSL Ltd.                                             182,300    $    13,461,996
--------------------------------------------------------------------------------
Marshall Edwards, Inc. 2,5                         1,717,263          5,392,206
--------------------------------------------------------------------------------
Marshall Edwards, Inc. 2,4                         1,015,438          3,188,475
--------------------------------------------------------------------------------
NeuroSearch AS 2                                     358,387         18,936,413
--------------------------------------------------------------------------------
NicOx SA 2                                         1,731,521         47,692,023
--------------------------------------------------------------------------------
Santhera
Pharmaceuticals 2                                     47,200          4,508,818
                                                                ----------------
                                                                     93,179,931

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.3%
Essilor International SA                              90,423         10,866,236
--------------------------------------------------------------------------------
Ortivus AB, Cl. B 2,6                              1,638,150          3,030,367
--------------------------------------------------------------------------------
Phonak Holding AG                                    216,512         20,682,482
--------------------------------------------------------------------------------
Straumann Holding AG                                  45,453         13,229,911
--------------------------------------------------------------------------------
Synthes, Inc.                                         72,509          9,039,945
--------------------------------------------------------------------------------
Terumo Corp.                                         281,480         11,009,407
--------------------------------------------------------------------------------
William Demant
Holding AS 2                                         587,205         59,931,866
                                                                ----------------
                                                                    127,790,214

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Art Advanced
Research Technologies,
Inc. 2,5,6                                         1,901,125            595,435
--------------------------------------------------------------------------------
Art Advanced
Research Technologies,
Inc. 2,6                                           1,721,500            539,176
--------------------------------------------------------------------------------
Art Advanced
Research Technologies,
Inc., Series 1 2,6                                 3,124,013            978,445
--------------------------------------------------------------------------------
Art Advanced
Research Technologies,
Inc., Series 2 2,6                                   976,420            305,816
                                                                ----------------
                                                                      2,418,872

--------------------------------------------------------------------------------
PHARMACEUTICALS--2.8%
Astellas Pharma, Inc.                                107,705          4,787,240
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                  140,881          3,670,749

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
H. Lundbeck AS                                        96,195    $     2,402,355
--------------------------------------------------------------------------------
Novogen Ltd. 2,6                                   6,618,140         12,558,026
--------------------------------------------------------------------------------
Oxagen Ltd. 2,5                                      214,287             18,572
--------------------------------------------------------------------------------
Roche Holding AG                                      75,884         13,927,762
--------------------------------------------------------------------------------
Sanofi-Aventis SA 1                                  144,507         13,933,680
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                  344,200          5,911,076
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                       156,250         10,523,396
                                                                ----------------
                                                                     67,732,856

--------------------------------------------------------------------------------
INDUSTRIALS--16.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Empresa Brasileira
de Aeronautica SA                                  2,219,446         26,896,774
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.7%
Capita Group plc                                   3,296,791         48,372,780
--------------------------------------------------------------------------------
Dignity plc                                          555,830          7,863,858
--------------------------------------------------------------------------------
Experian Group Ltd.                                  886,920         11,037,765
--------------------------------------------------------------------------------
Prosegur Compania
de Seguridad SA                                      445,524         17,612,582
--------------------------------------------------------------------------------
Randstad Holding NV 1                                 56,853          4,631,226
                                                                ----------------
                                                                     89,518,211

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.9%
Koninklijke Boskalis
Westminster NV                                       378,378         13,985,715
--------------------------------------------------------------------------------
Leighton Holdings Ltd.                               621,458         23,015,064
--------------------------------------------------------------------------------
Solidere, GDR                                         74,732          1,251,761
--------------------------------------------------------------------------------
Vinci SA 1                                            91,068          7,205,154
                                                                ----------------
                                                                     45,457,694

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.9%
ABB Ltd. 1                                         2,139,762         45,772,179
--------------------------------------------------------------------------------
Alstom 2                                             183,540         29,067,477
--------------------------------------------------------------------------------
Ceres Power
Holdings plc 2                                     1,708,500          7,645,658
--------------------------------------------------------------------------------
Ushio, Inc.                                          603,350         12,518,149
                                                                ----------------
                                                                     95,003,463


                   17 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
Siemens AG                                           154,319    $    20,307,591
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
BTG plc 2                                          2,151,961          6,008,208
--------------------------------------------------------------------------------
MACHINERY--3.8%
Aalberts Industries NV                             1,583,471         44,402,556
--------------------------------------------------------------------------------
Hyundai Heavy
Industries Co. Ltd.                                   93,109         31,942,299
--------------------------------------------------------------------------------
Takeuchi Mfg. Co. Ltd.                               360,729         14,820,419
                                                                ----------------
                                                                     91,165,274

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.4%
Bunzl plc                                          1,550,810         22,631,717
--------------------------------------------------------------------------------
Wolseley plc                                         434,000         11,304,841
                                                                ----------------
                                                                     33,936,558

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.0%
Nokia Oyj                                            327,225          8,960,062
--------------------------------------------------------------------------------
Tandberg ASA                                       1,693,805         38,194,620
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson, B Shares                             13,036,030         49,454,546
                                                                ----------------
                                                                     96,609,228

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
Logitech
International SA 2                                   642,287         17,149,450
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.9%
Hoya Corp.                                           725,175         23,477,317
--------------------------------------------------------------------------------
Keyence Corp.                                         90,974         19,435,694
--------------------------------------------------------------------------------
Nidec Corp.                                          409,485         24,830,913
--------------------------------------------------------------------------------
Nippon Electric
Glass Co. Ltd.                                       377,475          6,026,573
--------------------------------------------------------------------------------
Omron Corp.                                          314,518          8,063,239
--------------------------------------------------------------------------------
Phoenix Mecano AG 2                                   26,223         12,011,025
                                                                ----------------
                                                                     93,844,761

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.7%
Blinkx plc 2                                       1,419,914          1,398,771
--------------------------------------------------------------------------------
United Internet AG 1                                 349,448          6,822,603

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Yahoo! Japan Corp.                                    99,301    $    34,168,934
                                                                ----------------
                                                                     42,390,308

--------------------------------------------------------------------------------
IT SERVICES--0.8%
Infosys Technologies Ltd.                            408,678         19,359,491
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.9%
Canon, Inc.                                          359,860         21,171,714
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
ASM International NV 2                               398,795         10,556,104
--------------------------------------------------------------------------------
Samsung
Electronics Co.                                        9,816          5,660,229
                                                                ----------------
                                                                     16,216,333

--------------------------------------------------------------------------------
SOFTWARE--2.8%
Autonomy Corp. plc 2                               1,419,914         21,853,917
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                     71,525         25,007,303
--------------------------------------------------------------------------------
Sage Group plc (The)                               1,682,410          8,370,075
--------------------------------------------------------------------------------
SAP AG                                               264,315         12,597,098
                                                                ----------------
                                                                     67,828,393

--------------------------------------------------------------------------------
MATERIALS--5.0%
--------------------------------------------------------------------------------
CHEMICALS--1.8%
Filtrona plc                                       1,309,442          7,486,859
--------------------------------------------------------------------------------
Nufarm Ltd.                                        1,534,067         17,923,658
--------------------------------------------------------------------------------
Sika AG                                                6,221         12,357,685
--------------------------------------------------------------------------------
Syngenta AG                                           25,811          4,859,582
                                                                ----------------
                                                                     42,627,784

--------------------------------------------------------------------------------
METALS & MINING--3.2%
Companhia Vale do
Rio Doce, Sponsored ADR                              802,400         30,796,112
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                        909,720         27,855,064
--------------------------------------------------------------------------------
Rio Tinto plc                                        259,142         18,831,950
                                                                ----------------
                                                                     77,483,126


                   18 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
KDDI Corp.                                             1,632    $    14,002,811
--------------------------------------------------------------------------------
Vodafone Group plc                                 4,250,885         13,299,272
--------------------------------------------------------------------------------
                                                                     27,302,083
                                                                ----------------

--------------------------------------------------------------------------------
UTILITIES--0.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
Fortum Oyj                                           204,480          6,724,379
                                                                ----------------
Total Common Stocks
(Cost $1,335,627,811)                                             2,319,010,832

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.3%
--------------------------------------------------------------------------------
Ceres Group, Inc.:
$4 Cv., Series C-1 2,5                                64,547            419,556
Cv., Series C 2,5                                    600,000          3,900,000
Cv., Series D 2,5                                    459,800          2,988,700
                                                                ----------------
Total Preferred Stocks
(Cost $5,416,988)                                                     7,308,256

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Marshall Edwards,
Inc. Wts., Exp. 7/11/10 2
(Cost $0)                                            355,403            330,688

                                                      SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--3.7%
--------------------------------------------------------------------------------
Oppenheimer
Institutional Money
Market Fund, Cl. E,
5.29% 6,7
(Cost $89,216,298)                                89,216,298         89,216,298
--------------------------------------------------------------------------------
Total Investments,
at Value (excluding
Investments Purchased
with Cash Collateral
from Securities Loaned)
(Cost $1,430,261,097)                                             2,415,866,074

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--6.6% 8
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.6%
Undivided interest of 0.24% in joint
repurchase agreement (Principal
Amount/Value $3,500,000,000,
with a maturity value of
$3,500,518,438) with Bank
of America NA, 5.3325%,
dated 5/31/07, to be
repurchased at $8,281,939
on 6/1/07, collateralized
by U.S. Agency Mortgages,
5%, 4/1/35-5/1/35,
with a value of
$3,570,000,000                                  $  8,280,712    $     8,280,712

--------------------------------------------------------------------------------
Undivided interest of 37.50% in joint
repurchase agreement (Principal Amount/Value
$400,000,000, with a maturity value
of $400,059,472) with Countrywide
Securities Corp., 5.3525%,dated
5/31/07, to be repurchased
at $150,022,302 on 6/1/07,
collateralized by AAA
Asset-Backed Securities,
0%-6%, 5/25/20-7/25/37,
with a value of
$420,000,000                                     150,000,000        150,000,000
                                                                ----------------
Total Investments Purchased
with Cash Collateral from
Securities Loaned
(Cost $158,280,712)                                                 158,280,712

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,588,541,809)                                  106.4%     2,574,146,786
--------------------------------------------------------------------------------
LIABILITIES IN
EXCESS OF OTHER
ASSETS                                                  (6.4)      (154,114,310)
                                                 -------------------------------
NET ASSETS                                             100.0%   $ 2,420,032,476
                                                 ===============================


                   19 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See Note 7 of accompanying Notes.

2. Non-income producing security.

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $16,352,719 or 0.68% of the Fund's net assets as of May 31, 2007.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of May 31, 2007 was $13,314,469, which represents 0.55% of the Fund's net assets, of which $13,314,469 is considered restricted. See
Note 6 of accompanying Notes.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES           GROSS           GROSS           SHARES
                                                 NOV. 30, 2006       ADDITIONS      REDUCTIONS     MAY 31, 2007
----------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.             1,901,125              --              --        1,901,125
Art Advanced Research Technologies, Inc.             1,721,500              --              --        1,721,500
Art Advanced Research Technologies, Inc.,
Series 1*                                            3,124,013              --              --        3,124,013
Art Advanced Research Technologies, Inc.,
Series 2                                               976,420              --              --          976,420
Novogen Ltd.                                         6,618,140              --              --        6,618,140
Oppenheimer Institutional
Money Market Fund, Cl. E                            10,652,417     280,185,710     201,621,829       89,216,298
Ortivus AB, Cl. B                                    1,638,150              --              --        1,638,150

                                                                                         VALUE         DIVIDEND
                                                                                    SEE NOTE 1           INCOME
----------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.                                         $     595,435        $      --
Art Advanced Research Technologies, Inc.                                               539,176               --
Art Advanced Research Technologies, Inc., Series 1*                                    978,445               --
Art Advanced Research Technologies, Inc., Series 2                                     305,816               --
Novogen Ltd.                                                                        12,558,026               --
Oppenheimer Institutional Money Market Fund, Cl. E                                  89,216,298          668,421
Ortivus AB, Cl. B                                                                    3,030,367               --
                                                                                 -------------------------------
                                                                                 $ 107,223,563        $ 668,421
                                                                                 ===============================

* The security had a name change from Art Advanced Research Technologies, Inc., Preference.

7. Rate shown is the 7-day yield as of May 31, 2007.

8. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.


                   20 | OPPENHEIMER INTERNATIONAL GROWTH FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                         VALUE      PERCENT
-------------------------------------------------------------------------------
Japan                                             $   386,385,174         15.0%
United Kingdom                                        365,042,156         14.2
United States                                         289,046,682         11.2
France                                                271,526,534         10.5
Switzerland                                           235,553,075          9.1
Germany                                               177,759,958          6.9
Australia                                             110,355,380          4.3
The Netherlands                                        97,048,845          3.8
Denmark                                                94,878,640          3.7
Italy                                                  81,562,959          3.2
Sweden                                                 76,405,142          3.0
India                                                  73,211,190          2.8
Brazil                                                 57,692,886          2.2
Spain                                                  44,427,413          1.7
Ireland                                                40,323,567          1.6
Norway                                                 38,194,620          1.5
Korea, Republic of South                               37,602,528          1.5
South Africa                                           27,855,064          1.1
Finland                                                15,684,441          0.6
Mexico                                                 15,666,105          0.6
Lebanon                                                14,416,005          0.6
Jersey, Channel Islands                                11,037,765          0.4
Bermuda                                                10,051,785          0.4
Canada                                                  2,418,872          0.1
                                                  -----------------------------
Total                                             $ 2,574,146,786        100.0%
                                                  =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   21 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

May 31, 2007
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,464,685,334)                                             $ 2,466,923,223
Affiliated companies (cost $123,856,475)                                                     107,223,563
                                                                                         ----------------
                                                                                           2,574,146,786
---------------------------------------------------------------------------------------------------------
Cash                                                                                           1,795,654
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                         7,909,017
Shares of beneficial interest sold                                                             6,086,532
Investments sold                                                                                 355,471
Other                                                                                             81,687
                                                                                         ----------------
Total assets                                                                               2,590,375,147

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                   158,280,712
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                          6,131,192
Shares of beneficial interest redeemed                                                         4,296,607
Distribution and service plan fees                                                               776,505
Transfer and shareholder servicing agent fees                                                    325,790
Trustees' compensation                                                                           261,691
Shareholder communications                                                                       162,829
Other                                                                                            107,345
                                                                                         ----------------
Total liabilities                                                                            170,342,671

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 2,420,032,476
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $ 1,705,685,560
---------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               (9,065,501)
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions              (262,180,707)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                            985,593,124
                                                                                         ----------------
NET ASSETS                                                                               $ 2,420,032,476
                                                                                         ================


                   22 | OPPENHEIMER INTERNATIONAL GROWTH FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,433,297,711
and 45,589,365 shares of beneficial interest outstanding)                                         $ 31.44
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)                                                                                            $ 33.36
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $179,324,966 and 5,978,025 shares
of beneficial interest outstanding)                                                               $ 30.00
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $273,026,628 and 9,108,548 shares
of beneficial interest outstanding)                                                               $ 29.97
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $67,970,893 and 2,193,748 shares
of beneficial interest outstanding)                                                               $ 30.98
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $466,412,278 and 14,840,517 shares of beneficial interest outstanding)                         $ 31.43

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   23 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 2007
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $710,963)                      $  23,743,962
Affiliated companies                                                                             668,421
---------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                         1,234,541
---------------------------------------------------------------------------------------------------------
Interest                                                                                          52,322
                                                                                           --------------
Total investment income                                                                       25,699,246

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                                7,529,257
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                        1,542,982
Class B                                                                                          844,112
Class C                                                                                        1,222,726
Class N                                                                                          151,947
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                        1,283,758
Class B                                                                                          176,872
Class C                                                                                          229,650
Class N                                                                                           93,033
Class Y                                                                                            6,167
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                           81,190
Class B                                                                                           31,928
Class C                                                                                           20,353
Class N                                                                                            2,792
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                      185,274
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            86,544
---------------------------------------------------------------------------------------------------------
Other                                                                                             55,662
                                                                                           --------------
Total expenses                                                                                13,544,247
Less reduction to custodian expenses                                                                (131)
Less waivers and reimbursements of expenses                                                      (12,875)
                                                                                           --------------
Net expenses                                                                                  13,531,241

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                         12,168,005


                   24 | OPPENHEIMER INTERNATIONAL GROWTH FUND

---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                $  28,142,502
Foreign currency transactions                                                                  2,846,436
                                                                                           --------------
Net realized gain                                                                             30,988,938
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                  289,601,542
Translation of assets and liabilities denominated in foreign currencies                       (1,259,546)
                                                                                           --------------
Net change in unrealized appreciation                                                        288,341,996

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $ 331,498,939
                                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   25 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS               YEAR
                                                                                  ENDED              ENDED
                                                                           MAY 31, 2007       NOVEMBER 30,
                                                                            (UNAUDITED)               2006
-----------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------
Net investment income                                                   $    12,168,005    $     3,957,905
-----------------------------------------------------------------------------------------------------------
Net realized gain                                                            30,988,938         17,973,587
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                       288,341,996        365,553,552
                                                                        -----------------------------------
Net increase in net assets resulting from operations                        331,498,939        387,485,044

-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                      (8,785,758)        (5,755,892)
Class B                                                                              --                 --
Class C                                                                        (392,750)           (90,780)
Class N                                                                        (279,118)          (180,972)
Class Y                                                                      (3,154,491)          (125,384)
                                                                        -----------------------------------
                                                                            (12,612,117)        (6,153,028)

-----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                     125,488,759         81,182,535
Class B                                                                     (14,193,356)       (36,542,935)
Class C                                                                      14,485,672         11,827,417
Class N                                                                       3,652,701          6,042,568
Class Y                                                                     158,957,078        218,286,911
                                                                        -----------------------------------
                                                                            288,390,854        280,796,496

-----------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total increase                                                              607,277,676        662,128,512
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                       1,812,754,800      1,150,626,288
                                                                        -----------------------------------
End of period (including accumulated net investment loss
of $9,065,501 and $8,621,389, respectively)                             $ 2,420,032,476    $ 1,812,754,800
                                                                        ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                   26 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        SIX MONTHS                                                            YEAR
                                                             ENDED                                                           ENDED
                                                      MAY 31, 2007                                                        NOV. 30,
CLASS A                                                (UNAUDITED)           2006         2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $    27.03     $    20.70     $  18.19    $  15.72    $  11.63    $  14.96
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .18 1          .10 1        .10 1       .04 1       .01         .12
Net realized and unrealized gain (loss)                       4.44           6.38         2.53        2.63        4.19       (3.41)
                                                        ----------------------------------------------------------------------------
Total from investment operations                              4.62           6.48         2.63        2.67        4.20       (3.29)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                          (.21)          (.15)        (.12)       (.20)       (.11)       (.04)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $    31.44     $    27.03     $  20.70    $  18.19    $  15.72    $  11.63
                                                        ============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           17.21%         31.49%       14.51%      17.18%      36.55%     (22.04)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $1,433,298     $1,115,664     $787,600    $686,313    $528,363    $358,097
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $1,260,069     $  924,048     $717,536    $598,265    $390,315    $512,319
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         1.23%          0.40%        0.52%       0.22%       0.18%       0.62%
Total expenses                                                1.22% 4        1.28% 4      1.49%       1.61%       1.88%       1.64%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                            1.22%          1.28%        1.41%       1.43%       1.42%       1.56%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          6%            12%          26%         37%         61%         46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended May 31, 2007     1.22%
     Year Ended November 30, 2006      1.28

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                        SIX MONTHS                                                            YEAR
                                                             ENDED                                                           ENDED
                                                      MAY 31, 2007                                                        NOV. 30,
CLASS B                                                (UNAUDITED)         2006         2005         2004         2003        2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  25.69     $  19.69     $  17.33     $  15.00     $  11.10    $  14.34
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                   .05 1       (.08) 1      (.05) 1      (.09) 1      (.13)       (.03)
Net realized and unrealized gain (loss)                       4.26         6.08         2.41         2.51         4.06       (3.21)
                                                          --------------------------------------------------------------------------
Total from investment operations                              4.31         6.00         2.36         2.42         3.93       (3.24)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                            --           --           --         (.09)        (.03)         --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                            $  30.00     $  25.69     $  19.69     $  17.33     $  15.00    $  11.10
                                                          ==========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           16.78%       30.47%       13.62%       16.25%       35.49%     (22.59)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $179,325     $167,383     $160,347     $166,973     $174,959    $161,074
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $169,622     $165,575     $162,953     $167,441     $148,838    $200,304
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                                  0.35%       (0.37)%      (0.25)%      (0.57)%      (0.55)%     (0.12)%
Total expenses                                                2.00% 4      2.07% 4      2.19%        2.24%        2.48%       2.39%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                            2.00%        2.07%        2.19%        2.21%        2.19%       2.31%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          6%          12%          26%          37%          61%         46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended May 31, 2007     2.00%
     Year Ended November 30, 2006      2.07

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   28 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                   SIX MONTHS                                                                 YEAR
                                                        ENDED                                                                ENDED
                                                 MAY 31, 2007                                                             NOV. 30,
CLASS C                                           (UNAUDITED)          2006          2005          2004          2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   25.71     $   19.71     $   17.34     $   15.01     $   11.12    $   14.37
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .07 1        (.08) 1       (.04) 1       (.08) 1       (.08)        (.01)
Net realized and unrealized gain (loss)                  4.24          6.09          2.41          2.52          4.01        (3.24)
                                                    --------------------------------------------------------------------------------
Total from investment operations                         4.31          6.01          2.37          2.44          3.93        (3.25)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     (.05)         (.01)           --          (.11)         (.04)          --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $   29.97     $   25.71     $   19.71     $   17.34     $   15.01    $   11.12
                                                    ================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      16.77%        30.51%        13.67%        16.34%        35.44%      (22.62)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 273,026     $ 220,735     $ 158,968     $ 144,529     $ 116,659    $  89,456
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 245,672     $ 188,347     $ 151,790     $ 131,125     $  90,532    $ 106,551
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             0.47%        (0.34)%       (0.20)%       (0.52)%       (0.59)%      (0.12)%
Total expenses                                           1.96% 4       2.03% 4       2.13%         2.16%         2.38%        2.37%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                       1.96%         2.03%         2.13%         2.16%         2.22%        2.29%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     6%           12%           26%           37%           61%          46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended May 31, 2007     1.96%
     Year Ended November 30, 2006      2.03

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                             YEAR
                                                      ENDED                                                            ENDED
                                               MAY 31, 2007                                                         NOV. 30,
CLASS N                                         (UNAUDITED)         2006         2005        2004          2003         2002
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   26.61     $  20.40     $  17.94    $  15.51      $  11.55    $   14.93
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .13 1        .01 1        .05 1        -- 1,2       .02          .09
Net realized and unrealized gain (loss)                4.38         6.30         2.49        2.60          4.08        (3.38)
                                                  ----------------------------------------------------------------------------
Total from investment operations                       4.51         6.31         2.54        2.60          4.10        (3.29)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.14)        (.10)        (.08)       (.17)         (.14)        (.09)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   30.98     $  26.61     $  20.40    $  17.94      $  15.51    $   11.55
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    17.00%       31.05%       14.19%      16.94%        36.01%      (22.18)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  67,971     $ 54,908     $ 36,980    $ 32,631      $ 21,180    $  11,833
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  61,212     $ 44,538     $ 33,383    $ 26,738      $ 14,722    $   9,195
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                           0.89%        0.06%        0.26%      (0.02)%       (0.16)%       0.19%
Total expenses                                         1.57% 5      1.64% 5      1.77%       1.77%         1.90%        1.80%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                     1.57%        1.62%        1.67%       1.66%         1.73%        1.72%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   6%          12%          26%         37%           61%          46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended May 31, 2007     1.57%
     Year Ended November 30, 2006      1.64

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                    SIX MONTHS                               YEAR
                                                                         ENDED                              ENDED
                                                                  MAY 31, 2007                           NOV. 30,
CLASS Y                                                            (UNAUDITED)               2006          2005 1
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $   27.07          $   20.74         $ 20.71
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                    .27                .25             .05
Net realized and unrealized gain (loss)                                   4.41               6.34            (.02)
                                                                     -----------------------------------------------
Total from investment operations                                          4.68               6.59             .03
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                                      (.32)              (.26)             --
--------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                       $   31.43          $   27.07         $ 20.74
                                                                     ===============================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                       17.48%             32.11%           0.15%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                             $ 466,412          $ 254,065         $ 6,731
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                    $ 346,108          $ 142,489         $ 2,071
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                     1.89%              1.03%           0.98%
Total expenses                                                            0.76% 5,6,7        0.77% 5,6       0.85% 6
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                      6%                12%             26%

1. For the period from September 7, 2005 (inception of offering) to November 30, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended May 31, 2007     0.76%
     Year Ended November 30, 2006      0.77

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the


                   32 | OPPENHEIMER INTERNATIONAL GROWTH FUND mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                   33 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of May 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $252,528,414 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of May 31, 2007, it is estimated that the Fund will utilize $30,988,938 of capital loss carryforward to offset realized capital gains. During the fiscal year ended November 30, 2006, the Fund utilized $16,226,751 of capital loss carryforward to offset capital gains realized in that fiscal year.


                   34 | OPPENHEIMER INTERNATIONAL GROWTH FUND

As of November 30, 2006, the Fund had available for federal income tax purposes post-October passive foreign investment company losses of $84,968 and unused capital loss carryforwards as follows:

                             EXPIRING
                             ---------------------------
                             2010        $   107,818,404
                             2011            175,613,980
                                         ---------------
                             Total       $   283,432,384
                                         ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended May 31, 2007, the Fund's projected benefit obligations were increased by $64,937 and payments of $34,501 were made to retired trustees, resulting in an accumulated liability of $180,242 as of May 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                   35 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED MAY 31, 2007       YEAR ENDED NOVEMBER 30, 2006
                                                SHARES             AMOUNT            SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                         9,765,219     $  282,485,143        14,608,631   $  347,230,645
Dividends and/or distributions reinvested      271,050          7,467,432           231,096        4,968,552
Redeemed                                    (5,722,486)      (164,463,816) 1    (11,611,816)    (271,016,662) 2
                                            -------------------------------------------------------------------
Net increase                                 4,313,783     $  125,488,759         3,227,911   $   81,182,535
                                            ===================================================================

---------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                           865,602     $   24,074,937         1,567,352   $   35,450,476
Dividends and/or distributions reinvested           --                 --                --               --
Redeemed                                    (1,401,991)       (38,268,293) 1     (3,194,519)     (71,993,411) 2
                                            -------------------------------------------------------------------
Net decrease                                  (536,389)    $  (14,193,356)       (1,627,167)  $  (36,542,935)
                                            ===================================================================


                   36 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                            SIX MONTHS ENDED MAY 31, 2007       YEAR ENDED NOVEMBER 30, 2006
                                                SHARES             AMOUNT            SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                         1,504,905     $   41,620,254         2,201,244   $   49,847,330
Dividends and/or distributions reinvested       12,358            325,624             3,708           76,379
Redeemed                                      (993,060)       (27,460,206) 1     (1,685,022)     (38,096,292) 2
                                             ------------------------------------------------------------------
Net increase                                   524,203     $   14,485,672           519,930   $   11,827,417
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                           511,033     $   14,463,511           957,911   $   22,435,159
Dividends and/or distributions reinvested        9,350            254,237             8,011          170,075
Redeemed                                      (389,795)       (11,065,047) 1       (715,044)     (16,562,666) 2
                                             ------------------------------------------------------------------
Net increase                                   130,588     $    3,652,701           250,878   $    6,042,568
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                         5,616,039     $  163,756,502        12,839,289   $  306,975,962
Dividends and/or distributions reinvested      114,792          3,154,476             5,850          125,371
Redeemed                                      (275,763)        (7,953,900) 1     (3,784,278)     (88,814,422) 2
                                             ------------------------------------------------------------------
Net increase                                 5,455,068     $  158,957,078         9,060,861   $  218,286,911
                                             ==================================================================

1. Net of redemption fees of $6,583, $886, $1,284, $320 and $1,808 for Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $7,906, $1,416, $1,611, $381 and $1,219 for Class
A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended May 31, 2007, were as follows:

                                         PURCHASES               SALES
        --------------------------------------------------------------
        Investment securities         $325,315,296        $120,014,243

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                       FEE SCHEDULE
                       -----------------------------------
                       Up to $250 million            0.80%
                       Next $250 million             0.77
                       Next $500 million             0.75
                       Next $1 billion               0.69
                       Over $2.0 billion             0.67


                   37 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 31, 2007, the Fund paid $1,762,898 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B, Class C and Class N shares were $2,405,202, $3,589,666 and $404,015, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                   38 | OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                     CLASS A         CLASS B         CLASS C         CLASS N
                     CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                   FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
               SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------
May 31, 2007       $ 157,779         $ 4,830        $ 98,676         $ 7,770         $ 2,202

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended May 31, 2007, the Manager waived $12,875 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of May 31, 2007, the Fund had no outstanding foreign currency contracts.


                   39 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of May 31, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                               UNREALIZED
                                            ACQUISITION                  VALUATION AS OF     APPRECIATION
SECURITY                                          DATES           COST      MAY 31, 2007   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
Art Advanced Research
Technologies, Inc.                              6/19/01   $  7,500,000      $    595,435     $ (6,904,565)
Ceres Group, Inc., $4 Cv., Series C-1    2/6/01-3/21/06        258,188           419,556          161,368
Ceres Group, Inc., Cv., Series C                 1/6/99      2,400,000         3,900,000        1,500,000
Ceres Group, Inc., Cv., Series D         3/15/01-3/9/06      2,758,800         2,988,700          229,900
Marshall Edwards, Inc.                  5/6/02-11/20/03      6,869,052         5,392,206       (1,476,846)
Oxagen Ltd.                                    12/20/00      2,210,700            18,572       (2,192,128)
                                                          ------------------------------------------------
                                                          $ 21,996,740      $ 13,314,469     $ (8,682,271)
                                                          ================================================

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of May 31, 2007, the Fund had on loan securities valued at $152,335,648, which are included in the Statement of Assets and Liabilities as "Investments, at value" and,


                   40 | OPPENHEIMER INTERNATIONAL GROWTH FUND when applicable, as "Receivable for Investments sold." Collateral of $158,280,712 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of May 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   41 | OPPENHEIMER INTERNATIONAL GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330


                   42 | OPPENHEIMER INTERNATIONAL GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an


                   43 | OPPENHEIMER INTERNATIONAL GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of George R. Evans and the Manager's Global investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load international multi-cap growth funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year and five-year performance were below its peer group median. However its three-year and ten-year performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international multi-cap growth funds, international multi-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted


                   44 | OPPENHEIMER INTERNATIONAL GROWTH FUND the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                   45 | OPPENHEIMER INTERNATIONAL GROWTH FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/12/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/12/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/12/2007